INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of income tax recovery

Year ended October 31,	2020	2019	2018
Income (loss) before income taxes	(2,356,488)	(9,476,934)	(7,509,986)
Effective income tax rate (%)	27.25	27.25	27.60
Expected income tax recovery	(642,143)	(2,582,166)	(2,072,756)
Loss (income) related to entities taxed as partnerships	-	-	1,648,189
Temporary differences related to inventory valuation	(124,590)	(142,025)	(24,262)
Temporary differences related to start-up costs	(196,978)	99,029	-
Temporary differences related to Transaction costs	(1,927,848)	320,709	-
Non-deductible expenses	(248,392)	1,059,283	29,378
Temporary differences related to cost of goods sold	-	172,517	245,410
Unrealized gain on biological assets	-	(134,720)	(149,413)
Share issuance costs	-	(13,457)	-
Losses and other deductions for which no benefit has been recognized	3,139,951	1,220,830	323,454
Income tax expense (recovery)	$-	$-	$-

Schedule of Deferred Taxes

Deferred Tax Assets as at October 31,	2020	2019
Start up costs	$196,978	$299,259
Inventory	124,590	24,349
Net operating loss carry-forwards	1,369,512	2,307,529
Share issuance costs	-	10,226
IFRS Adjustments	28,254	-
Amortization/Accretion expenses	351,345	-
Transaction costs	919,825	331,164
Technology impairment	429,122	-
Debt restructure	125,953	-
Various derivative and unrealized gain/loss	73,350	-
Gross deferred tax assets before tax not recognized	$3,618,929	$2,972,527
Deferred taxes not recognized	(3,618,929)	(2,972,527)
Net deferred tax assets	$-	$-